CONDENSED SCHEDULE OF INVESTMENTS (U.S. TREASURY NOTES) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	4.98%	(0.24%)
U.S. Treasury notes, 2.000%, 02/15/2023 [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Balance, Principal Amount	$ 77,590,000
Investment Owned, Percent of Net Assets	16.98%
Investment Owned, at Fair Value	$ 77,385,416
U.S. Treasury notes, 2.000%, 05/15/2023 [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Balance, Principal Amount	$ 121,340,000
Investment Owned, Percent of Net Assets	26.35%
Investment Owned, at Fair Value	$ 120,074,462
U S Treasury Notes 250008152023 [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Balance, Principal Amount	$ 87,490,000
Investment Owned, Percent of Net Assets	18.94%
Investment Owned, at Fair Value	$ 86,293,848
U.S. Treasury notes, 2.750%, 11/15/2023 [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Balance, Principal Amount	$ 115,300,000
Investment Owned, Percent of Net Assets	24.87%
Investment Owned, at Fair Value	$ 113,349,809
US Treasury Notes Securities [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Percent of Net Assets	87.14%	98.34%
Investment Owned, at Fair Value	$ 397,103,535	$ 393,373,462
U.S. Treasury notes, 2.500%, 02/15/2022 [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Balance, Principal Amount		$ 127,400,000
Investment Owned, Percent of Net Assets		31.94%
Investment Owned, at Fair Value		$ 127,768,266
U.S. Treasury notes, 2.375%, 03/15/2022 [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Balance, Principal Amount		$ 134,580,000
Investment Owned, Percent of Net Assets		33.80%
Investment Owned, at Fair Value		$ 135,205,587
U.S. Treasury notes, 1.750%, 05/15/2022 [Member]
Summary of Investment Holdings [Line Items]
Investment Owned, Balance, Principal Amount		$ 129,640,000
Investment Owned, Percent of Net Assets		32.60%
Investment Owned, at Fair Value		$ 130,399,609